                               The TD Waterhouse
                                Variable Annuity




                            Hartford Index HLS Fund
                               Semi-Annual Report
                                 June 30, 2002





                 Issued by: First Fortis Life Insurance Company

Hartford
         Index HLS Fund

Portfolio Manager

[PHOTO OF RODGER METZGER]

RODGER METZGER
Vice President
Hartford Investment
   Management Company

Performance Overview

[LINE GRAPH]

10000            10000
10796            10834
11780            11923
11891            12080
16237            16613
19824            20421
26288            27230
33665            35007
40563            42372
36709            38515
32189            33943
27890            29480

AVERAGE ANNUAL RETURNS (Inception 5/1/1987)

                   1 YEAR   5 YEARS   10 YEARS
  Index IA        -18.38%     3.19%    10.80%
  S&P 500         -17.97%     3.66%    11.42%

Q. HOW DID THE FUND PERFORM?

Hartford Index HLS Fund returned -13.4% for the 6-months ending June 30,2002. The Fund underperformed its benchmark, the S&P 500 Index, which returned -13.2% and matched the Lipper S&P 500 Index Objective VA-UF Average, which returned - 13.4% over the same period.

Q. WHY DID THE FUND PERFORM THIS WAY?

For the year, before expenses my fund was minus 5 basis points relative to the S&P 500 Index. All other underperformance would be attributed to expenses of one form or another.

The slight underperformance of the Fund versus the S&P 500 Index can be attributed to factors such as investing cashflows in an up market or divesting in a declining market and the implied yield in the short term market which can be lower than the implied yield in the S&P 500 stock index futures.The index is not subject to these market and trading costs (such as commission paid for executions).

Q. WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2002?

Obviously the question of the day is what is next for the market. My answer lies somewhere in a discussion about the economy and market valuation. If the economy can begin to recover, we will be bailed out by increasing earning estimates and growth rates. My concern is that the consumer, which has done the majority of the spending will go into a savings mode because of the weak equity market. This may delay the economic recovery which would cause analysts to reduce earnings for 2003 and temper any market rebound. Valuation remains a problem with the S&P 500 trading at a P/E multiple much higher than after a typical economic slowdown. In addition, concerns about gains (and losses) on net pension assets and the possibility of expensing stock options may push the "E" even lower than expected.

The chart represents a hypothetical investment in the Hartford Index HLS Fund. (Returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results.The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

Class IB shares commenced on November 9, 1999. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares.The performance after such date reflects actual Class IB share performance. A $10,000 investment in the Class IB shares on 6/30/1992 would have been valued at $27,246 on 6/30/2002.

 HARTFORD INDEX HLS FUND, INC.

 STATEMENT OF NET ASSETS
 JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 99.2%
            AEROSPACE & DEFENSE -- 0.2%
      86    Raytheon Co. .....................................  $    3,485
                                                                ----------

            APPAREL & TEXTILE -- 0.1%
      23    Liz Claiborne, Inc. ..............................         728
      24    V. F. Corp. ......................................         933
                                                                ----------

                                                                     1,661
                                                                ----------

            BANKS -- 13.1%
      78    AmSouth Bancorp...................................       1,739
     286    American Express Co. .............................      10,376
     103    BB&T Corp. .......................................       3,974
     252    Bank One Corp. ...................................       9,705
     331    Bank of America Corp. ............................      23,273
     156    Bank of New York Co., Inc. (The)..................       5,278
      47    Capital One Financial Corp. ......................       2,884
      48    Charter One Financial, Inc. ......................       1,663
   1,106    Citigroup, Inc. ..................................      42,849
      38    Comerica, Inc. ...................................       2,328
      27    Countrywide Credit Industries, Inc. ..............       1,282
     214    Fannie Mae........................................      15,800
     127    Fifth Third Bancorp...............................       8,435
      27    First Tennessee National Corp. ...................       1,046
     225    Fleet Boston Financial Corp. .....................       7,278
     149    Freddie Mac.......................................       9,141
      33    Golden West Financial Corp. ......................       2,286
      98    Household International, Inc. ....................       4,877
     +53    Huntington Bancshares, Inc. ......................       1,032
      92    KeyCorp. .........................................       2,502
     183    MBNA Corp. .......................................       6,051
      46    Marshall & Ilsley Corp. ..........................       1,410
      95    Mellon Financial Corp. ...........................       2,979
     428    Morgan (J.P.) Chase & Co. ........................      14,510
     131    National City Corp. ..............................       4,350
      48    Northern Trust Corp. .............................       2,098
      61    PNC Financial Services Group......................       3,189
     *62    Providian Financial Corp..........................         366
      49    Regions Financial Corp. ..........................       1,730
      33    SLM Corp. ........................................       3,229
      75    SouthTrust Corp. .................................       1,948
      70    State Street Corp. ...............................       3,122
      61    SunTrust Banks, Inc. .............................       4,161
      64    Synovus Financial Corp. ..........................       1,750
     411    U.S. Bancorp......................................       9,592
      44    Union Planters Corp. .............................       1,411
     294    Wachovia Corp. ...................................      11,226
     209    Washington Mutual, Inc. ..........................       7,766
     368    Wells Fargo Co. ..................................      18,401
      20    Zions Bancorp.....................................       1,026
                                                                ----------

                                                                   258,063
                                                                ----------

            BUSINESS SERVICES -- 0.9%
    *224    Cendant Corp. ....................................       3,559
    *110    Concord EFS, Inc. ................................       3,306
     *37    Convergys Corp. ..................................         727
      31    Equifax, Inc. ....................................         839
      17    Fluor Corp. ......................................         672
      82    Interpublic Group of Cos., Inc. (The).............       2,036
      40    Omnicom Group, Inc. ..............................       1,840
      81    Paychex, Inc. ....................................       2,523
     *38    Robert Half International, Inc. ..................         881
     *24    TMP Worldwide, Inc. ..............................         516
                                                                ----------

                                                                    16,899
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            CHEMICALS -- 1.4%
      49    Air Products & Chemicals, Inc. ...................  $    2,465
      24    Avery Dennison Corp. .............................       1,479
     195    Dow Chemical Co. (The)............................       6,705
      17    Eastman Chemical Co. .............................         781
      11    Great Lakes Chemical Corp. .......................         286
      20    International Flavors & Fragrances, Inc. .........         658
      36    PPG Industries, Inc. .............................       2,245
      35    Praxair, Inc. ....................................       2,001
      48    Rohm & Haas Co. ..................................       1,926
     213    du Pont (E.I.) de Nemours & Co. ..................       9,474
                                                                ----------
                                                                    28,020
                                                                ----------

            COMMUNICATIONS -- 5.0%
    *171    ADC Telecommunications, Inc. .....................         392
      67    ALLTEL Corp. .....................................       3,139
     816    AT&T Corp. .......................................       8,732
    *581    AT&T Wireless Services, Inc. .....................       3,401
     *21    Andrew Corp. .....................................         303
     *78    Avaya, Inc. ......................................         385
     403    BellSouth Corp. ..................................      12,686
     *93    CIENA Corp. ......................................         389
      30    CenturyTel, Inc. .................................         897
     *40    Comverse Technology, Inc. ........................         373
    *738    Lucent Technologies, Inc. ........................       1,225
     488    Motorola, Inc. ...................................       7,036
     *72    Network Appliance, Inc. ..........................         895
    *175    Nextel Communications, Inc., Class A..............         563
    *826    Nortel Networks Corp. ............................       1,198
    *165    QUALCOMM, Inc. ...................................       4,547
     361    Qwest Communications International, Inc. .........       1,011
      39    Rockwell International Corp. .....................       1,078
     718    SBC Communications, Inc. .........................      21,888
      34    Scientific-Atlanta, Inc. .........................         556
     191    Sprint Corp. .....................................       2,031
    *214    Sprint PCS Group..................................         956
     *89    Tellabs, Inc. ....................................         549
     585    Verizon Communications, Inc. .....................      23,490
                                                                ----------
                                                                    97,720
                                                                ----------

            COMPUTERS & OFFICE EQUIPMENT -- 4.9%
      84    3M Co. ...........................................      10,284
     *77    Apple Computer, Inc. .............................       1,358
  *1,573    Cisco Systems, Inc. ..............................      21,943
    *558    Dell Computer Corp. ..............................      14,578
    *478    EMC Corp. ........................................       3,607
     *70    Gateway, Inc. ....................................         310
     649    Hewlett-Packard Co. ..............................       9,911
     368    International Business Machines Corp. ............      26,481
     *19    International Game Technology.....................       1,094
     *43    Jabil Circuit, Inc. ..............................         899

The accompanying notes are integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            COMPUTERS & OFFICE EQUIPMENT -- (CONTINUED)
     *28    Lexmark International, Inc. ......................  $    1,519
    *125    Palm, Inc. .......................................         220
      52    Pitney Bowes, Inc. ...............................       2,052
    *177    Solectron Corp. ..................................       1,090
      49    Symbol Technologies, Inc. ........................         419
                                                                ----------

                                                                    95,765
                                                                ----------

            CONSTRUCTION -- 0.3%
      13    Centex Corp. .....................................         762
      94    Halliburton Co. ..................................       1,494
      19    ITT Industries, Inc. .............................       1,376
      11    Kaufman and Broad Home Corp. .....................         569
     *14    McDermott International, Inc. ....................         110
      13    Pulte Corp. ......................................         750
                                                                ----------

                                                                     5,061
                                                                ----------

            CONSUMER DURABLES -- 0.3%
    *205    Corning, Inc. ....................................         727
      20    Grainger (W.W.), Inc. ............................       1,007
      19    Johnson Controls, Inc. ...........................       1,557
      42    Leggett & Platt, Inc. ............................         988
      57    Newell Rubbermaid, Inc. ..........................       2,016
      28    Visteon Corp. ....................................         401
                                                                ----------

                                                                     6,696
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            CONSUMER NON-DURABLES -- 4.2%
      12    Alberto-Culver Co., Class B.......................  $      592
      23    AmerisourceBergen Corp. ..........................       1,710
      51    Avon Products, Inc. ..............................       2,651
      15    Brown-Forman Corp., Class B.......................       1,009
      97    Cardinal Health, Inc. ............................       5,960
      49    Clorox Co. (The)..................................       2,046
     117    Colgate-Palmolive Co. ............................       5,881
      63    Eastman Kodak Co. ................................       1,827
      28    Ecolab, Inc. .....................................       1,282
     227    Gillette Co. (The)................................       7,690
      37    Hasbro, Inc. .....................................         506
     *94    Mattel, Inc. .....................................       1,981
      62    McKesson Corp. ...................................       2,019
     279    Procter & Gamble Co. (The)........................      24,935
     143    SYSCO Corp. ......................................       3,880
    *104    Safeway, Inc. ....................................       3,032
      29    Supervalu, Inc. ..................................         705
      31    Tiffany & Co. ....................................       1,102
     429    Tyco International Ltd. ..........................       5,796
     123    Unilever N.V., NY Shares..........................       7,954
    *155    Xerox Corp. ......................................       1,081
                                                                ----------
                                                                    83,639
                                                                ----------

            CONSUMER SERVICES -- 0.2%
     +37    Cintas Corp. .....................................       1,804
      39    H&R Block, Inc. ..................................       1,820
      13    Ryder System, Inc. ...............................         363
                                                                ----------
                                                                     3,987
                                                                ----------

            DRUGS -- 8.3%
     335    Abbott Laboratories...............................      12,622
    *223    Amgen, Inc. ......................................       9,349
     *32    Biogen, Inc. .....................................       1,326
     416    Bristol-Myers Squibb Co. .........................      10,703
     *41    Chiron Corp. .....................................       1,442
     242    Eli Lilly & Co. ..................................      13,624
     *38    Forest Laboratories, Inc. ........................       2,715
     *46    Genzyme Corp. ....................................         885
    *119    Immunex Corp. ....................................       2,650
     *53    King Pharmaceuticals, Inc. .......................       1,187
     *54    MedImmune, Inc. ..................................       1,420
     487    Merck & Co., Inc. ................................      24,644
   1,342    Pfizer, Inc. .....................................      46,957
     278    Pharmacia Corp. ..................................      10,405
     315    Schering-Plough Corp. ............................       7,749
      16    Sigma-Aldrich Corp. ..............................         789
     *23    Watson Pharmaceuticals, Inc. .....................         579
     285    Wyeth.............................................      14,590
                                                                ----------
                                                                   163,636
                                                                ----------

            EDUCATION -- 0.1%
     *37    Apollo Group, Inc. ...............................       1,466
                                                                ----------

            ELECTRICAL EQUIPMENT -- 0.7%
    *100    Agilent Technologies, Inc. .......................       2,358
      28    Allergan, Inc. ...................................       1,851
      46    Applera Corp. -- Applied. Biosytems Group                  892
      32    Danaher Corp. ....................................       2,154
     *41    KLA-Tencor Corp. .................................       1,789
      10    Millipore Corp. ..................................         334
      27    PerkinElmer, Inc. ................................         299
      40    Rockwell Automation, Inc. ........................         798
     *20    Tektronix, Inc. ..................................         369
     *39    Teradyne, Inc ....................................         923
     *37    Thermo Electron Corp. ............................         612
     *28    Waters Corp. .....................................         756
                                                                ----------
                                                                    13,135
                                                                ----------

            ELECTRONICS -- 6.5%
     *73    Advanced Micro Devices, Inc. .....................         714
     *83    Altera Corp ......................................       1,125
     *42    American Power Conversion Corp. ..................         534
     *78    Analog Devices, Inc. .............................       2,329
     *65    Applied Micro Circuits Corp. .....................         305
     *58    Broadcom Corp., Class A...........................       1,014
      20    Cooper Industries Ltd. ...........................         786
      90    Emerson Electric Co. .............................       4,838
   2,135    General Electric Co. .............................      62,023
   1,436    Intel Corp. ......................................      26,244
    *293    JDS Uniphase Corp. ...............................         783
     *80    LSI Logic Corp. ..................................         697
      68    Linear Technology Corp. ..........................       2,144
     *69    Maxim Integrated Products, Inc. ..................       2,660
      17    Maytag Corp. .....................................         716
    *129    Micron Technology, Inc. ..........................       2,613
     +42    Molex, Inc. ......................................       1,397
     *32    NVIDIA Corp. .....................................         555

The accompanying notes are integral part of this financial statement.

 HARTFORD INDEX HLS FUND, INC.

 JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            ELECTRONICS -- (CONTINUED)
     *39    National Semiconductor Corp. .....................  $    1,124
     *31    Novellus Systems, Inc. ...........................       1,064
     *36    PMC-Sierra, Inc. .................................         332
     *17    Power-One, Inc. ..................................         106
     *20    QLogic Corp ......................................         762
    *113    Sanmina-SCI Corp. ................................         712
     373    Texas Instruments, Inc. ..........................       8,831
    *+12    Thomas & Betts Corp. .............................         232
     *43    Vitesse Semiconductor Corp. ......................         135
      15    Whirlpool Corp. ..................................         951
     *72    Xilinx, Inc.......................................       1,618
                                                                ----------

                                                                   127,344
                                                                ----------

            ENERGY & SERVICES -- 7.3%
      19    Amerada Hess Corp. ...............................       1,575
      53    Anadarko Petroleum Corp. .........................       2,629
      31    Apache Corp. .....................................       1,773
      15    Ashland, Inc. ....................................         605
     *34    BJ Services Co. ..................................       1,145
      43    Burlington Resources, Inc. .......................       1,647
     229    ChevronTexaco Corp. ..............................      20,299
     135    Conoco, Inc. .....................................       3,743
      34    Devon Energy Corp. ...............................       1,656
      25    EOG Resources, Inc. ..............................         993
   1,457    ExxonMobil Corp. .................................      59,626
      22    Kerr-McGee Corp. .................................       1,153
      67    Marathon Oil Corp. ...............................       1,804
     *31    Nabors Industries Ltd. ...........................       1,092
     *29    Noble Corp. ......................................       1,119
      81    Occidental Petroleum Corp. .......................       2,415
      82    Phillips Petroleum Co. ...........................       4,844
      20    Rowan Cos., Inc. .................................         433
     456    Royal Dutch Petroleum Co., NY Shares..............      25,219
     124    Schlumberger Ltd. ................................       5,765
      16    Sunoco, Inc. .....................................         581
      69    Transocean, Inc. .................................       2,135
      53    Unocal Corp. .....................................       1,946
                                                                ----------

                                                                   144,197
                                                                ----------

            FINANCIAL SERVICES -- 1.7%
      21    Bear Stearns Cos., Inc. (The).....................       1,309
     295    Charles Schwab Corp. (The)........................       3,300
      90    Equity Office Properties Trust
              (Financial Services)............................       2,697
      56    Franklin Resources, Inc. .........................       2,402
      52    Lehman Brothers Holdings, Inc. ...................       3,281
     185    Merrill Lynch & Co., Inc. ........................       7,505
     237    Morgan Stanley Dean Witter & Co. .................      10,197
      40    Plum Creek Timber Co., Inc. ......................       1,222
      48    Stilwell Financial, Inc. .........................         870
      27    T Rowe Price Group, Inc. .........................         878
                                                                ----------

                                                                    33,661
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            FOOD, BEVERAGE & TOBACCO -- 5.5%
       8    Adolph Coors Co., Class B.........................  $      481
     188    Anheuser-Busch Cos., Inc. ........................       9,417
     140    Archer-Daniels-Midland Co. .......................       1,790
      88    Campbell Soup Co. ................................       2,437
     534    Coca-Cola Co. (The)...............................      29,884
      96    Coca-Cola Enterprises, Inc. ......................       2,119
     115    ConAgra Foods, Inc. ..............................       3,191
      79    General Mills, Inc. ..............................       3,469
      75    Heinz (H.J.) Co. .................................       3,094
     *23    Hercules, Inc. ...................................         272
      29    Hershey Foods Corp. ..............................       1,835
      88    Kellogg Co. ......................................       3,156
      61    Pepsi Bottling Group, Inc. (The)..................       1,870
     380    PepsiCo., Inc. ...................................      18,310
     460    Philip Morris Cos., Inc. .........................      20,079
     169    Sara Lee Corp. ...................................       3,479
      36    UST, Inc. ........................................       1,236
      48    Wrigley, (Wm.) Jr. Co. ...........................       2,682
                                                                ----------
                                                                   108,801
                                                                ----------

            FOREST & PAPER PRODUCTS -- 1.0%
      11    Bemis Co., Inc. ..................................         540
      12    Boise Cascade Corp. ..............................         431
      49    Georgia-Pacific Corp. ............................       1,215
     104    International Paper Co. ..........................       4,521
     111    Kimberly-Clark Corp. .............................       6,909
     *22    Louisiana-Pacific Corp. ..........................         238
     *34    Pactiv Corp. .....................................         808
      11    Temple-Inland, Inc. ..............................         659
      43    Westvaco Corp. ...................................       1,445
      47    Weyerhaeuser Co. .................................       2,999
                                                                ----------
                                                                    19,765
                                                                ----------

            HEALTH SERVICES -- 0.7%
     110    HCA, Inc. ........................................       5,243
     *85    HEALTH SOUTH Corp. ...............................       1,083
     *52    Health Management Associates, Inc.,
              Class A.........................................       1,048
     *22    Manor Care, Inc. .................................         496
     *70    Tenet Healthcare Corp. ...........................       5,009
                                                                ----------
                                                                    12,879
                                                                ----------

            HOTELS & GAMING -- 0.2%
      80    Hilton Hotels Corp. ..............................       1,109
      52    Marriott International, Inc., Class A.............       1,990
     *43    Starwood Hotels & Resorts
              Worldwide, Inc. ................................       1,411
                                                                ----------
                                                                     4,510
                                                                ----------

            INSURANCE -- 5.3%
     116    AFLAC, Inc. ......................................       3,710
      59    Ace Ltd. .........................................       1,849
     *33    Aetna, Inc. ......................................       1,565
     158    Allstate Corp. (The)..............................       5,850
      24    Ambac Financial Group, Inc. ......................       1,586
     583    American International Group, Inc. ...............      39,760
      59    Aon Corp. ........................................       1,726
      32    CIGNA Corp. ......................................       3,069
      38    Chubb Corp. (The).................................       2,710

The accompanying notes are integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            INSURANCE -- (CONTINUED)
      36    Cincinnati Financial Corp. .......................  $    1,686
    *+75    Conseco, Inc. ....................................         149
     *36    Humana, Inc. .....................................         570
      33    Jefferson-Pilot Corp. ............................       1,574
     *63    John Hancock Financial Services, Inc. ............       2,228
      42    Lincoln National Corp. ...........................       1,758
      42    Loews Corp. ......................................       2,236
      33    MBIA, Inc. .......................................       1,862
      24    MGIC Investment Corp. ............................       1,597
      59    Marsh & McLennan Cos., Inc. ......................       5,686
    *158    MetLife, Inc. ....................................       4,545
      49    Progressive Corp. (The)...........................       2,835
      29    SAFECO CORP.......................................         881
      46    St. Paul Cos., Inc. (The).........................       1,809
      27    Torchmark Corp. ..................................       1,036
      66    UnitedHealth Group, Inc. .........................       6,054
      54    UnumProvident Corp. ..............................       1,384
     *31    Wellpoint Health Networks, Inc. ..................       2,422
      30    XL Capital Ltd., Class A..........................       2,558
                                                                ----------

                                                                   104,695
                                                                ----------

            MACHINERY -- 1.6%
     *16    American Standard Cos., Inc. .....................       1,172
    *352    Applied Materials, Inc. ..........................       6,693
      72    Baker Hughes, Inc. ...............................       2,413
      17    Black & Decker Corp. (The)........................         833
      74    Caterpillar, Inc. ................................       3,615
       9    Cummins, Inc. ....................................         296
      51    Deere & Co. ......................................       2,446
      44    Dover Corp. ......................................       1,525
      15    Eaton Corp. ......................................       1,094
      36    Ingersoll Rand Co. ...............................       1,659
      26    Pall Corp. .......................................         548
      25    Parker-Hannifin Corp. ............................       1,209
      18    Stanley Works (The)...............................         750
     102    United Technologies Corp. ........................       6,897
                                                                ----------

                                                                    31,150
                                                                ----------

            MEDIA & ENTERTAINMENT -- 2.6%
     *14    American Greetings Corp. .........................         234
    *132    Clear Channel Communications, Inc. ...............       4,214
    *203    Comcast Corp., Class A............................       4,844
      24    Donnelly (R.R.) & Sons Co. .......................         670
      18    Dow Jones & Co., Inc. ............................         877
      57    Gannett Co., Inc. ................................       4,350
     *25    Harrah's Entertainment, Inc. .....................       1,092
      18    Knight-Ridder, Inc. ..............................       1,125
      42    McGraw-Hill Cos., Inc. (The)......................       2,486
      11    Meredith Corp. ...................................         409
      33    New York Times Co. (The), Class A.................       1,677
      65    Tribune Co. ......................................       2,813
     *49    Univision Communications, Inc. ...................       1,548
    *380    Viacom, Inc., Class B.............................      16,850
    *438    Walt Disney Co. (The).............................       8,286
                                                                ----------

                                                                    51,475
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 3.3%
      11    Bard (C.R.), Inc. ................................  $      637
      12    Bausch & Lomb, Inc. ..............................         396
    *129    Baxter International, Inc. .......................       5,738
      56    Becton, Dickinson & Co. ..........................       1,916
     *58    Biomet, Inc. .....................................       1,561
     *87    Boston Scientific Corp. ..........................       2,561
     *66    Guidant Corp. ....................................       1,989
     647    Johnson & Johnson.................................      33,808
     261    Medtronic, Inc. ..................................      11,176
     *19    St. Jude Medical, Inc. ...........................       1,394
     *42    Stryker Corp. ....................................       2,269
     *42    Zimmer Holdings, Inc. ............................       1,492
                                                                ----------
                                                                    64,937
                                                                ----------

            METALS, MINERALS & MINING -- 1.9%
      69    Alcan, Inc. ......................................       2,590
     182    Alcoa, Inc. ......................................       6,031
      17    Allegheny Technologies, Inc. .....................         273
      12    Ball Corp. .......................................         510
     116    Barrick Gold Corp. ...............................       2,207
      13    Crane Co. ........................................         327
      28    Engelhard Corp. ..................................         790
      32    Fortune Brands, Inc. .............................       1,806
     *31    Freeport-McMoRan Copper & Gold, Inc.,
              Class B.........................................         556
      66    Illinois Tool Works, Inc. ........................       4,490
     *39    Inco Ltd. ........................................         888
      97    Lockheed Martin Corp. ............................       6,727
     104    Masco Corp. ......................................       2,818
      84    Newmont Mining Corp. .............................       2,215
      17    Nucor Corp. ......................................       1,092
     *19    Phelps Dodge Corp. ...............................         784
      71    Placer Dome, Inc. ................................         797
      13    Snap-On, Inc. ....................................         375
      22    United States Steel Corp. ........................         431
      22    Vulcan Materials Co. .............................         956
      18    Worthington Industries, Inc. .....................         331
                                                                ----------
                                                                    36,994
                                                                ----------

            REAL ESTATE -- 0.2%
      59    Equity Residential Properties Trust (REIT)........       1,699
      38    Simon Property Group, Inc. .......................       1,393
                                                                ----------
                                                                     3,092
                                                                ----------

            RESEARCH & TESTING FACILITIES -- 0.1%
      33    Moody's Corp. ....................................       1,648
     *26    Quintiles Transnational Corp. ....................         319
                                                                ----------
                                                                     1,967
                                                                ----------

            RETAIL -- 8.2%
      87    Albertson's, Inc. ................................       2,662
     *23    AutoZone, Inc. ...................................       1,754
     *63    Bed Bath & Beyond, Inc. ..........................       2,367
     *69    Best Buy Co., Inc. ...............................       2,499
     *25    Big Lots, Inc. ...................................         491
      84    CVS Corp. ........................................       2,576
      45    Circuit City Stores Group.........................         847

The accompanying notes are integral part of this financial statement.

 HARTFORD INDEX HLS FUND, INC.

 JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
     *98    Costco Wholesale Corp. ...........................  $    3,767
      37    Darden Restaurants, Inc. .........................         921
      18    Dillard's, Inc., Class A..........................         474
      72    Dollar General Corp. .............................       1,366
      37    Family Dollar Stores, Inc. .......................       1,311
     *43    Federated Department Stores, Inc. ................       1,718
    +186    Gap, Inc. (The)...................................       2,645
     506    Home Depot, Inc. (The)............................      18,582
     *28    Jones Apparel Group, Inc. ........................       1,039
     *72    Kohl's Corp. .....................................       5,064
    *171    Kroger Co. (The)..................................       3,395
     111    Limited Brands, Inc. .............................       2,375
     167    Lowe's Cos., Inc. ................................       7,577
      62    May Department Stores Co. (The)...................       2,026
    *273    McDonald's Corp. .................................       7,776
      29    Nordstrom, Inc. ..................................         656
     *66    Office Depot, Inc. ...............................       1,116
      57    Penney (J.C.) Co., Inc. ..........................       1,265
     *37    RadioShack Corp. .................................       1,125
      68    Sears, Roebuck and Co. ...........................       3,678
      33    Sherwin-Williams Co. (The)........................         980
    *101    Staples, Inc. ....................................       1,982
     *83    Starbucks Corp. ..................................       2,060
     116    TJX Cos., Inc. (The)..............................       2,274
     195    Target Corp. .....................................       7,421
     *45    Toys R Us, Inc. ..................................         790
     956    Wal-Mart Stores, Inc. ............................      52,573
     220    Walgreen Co. .....................................       8,494
      25    Wendy's International, Inc. ......................         980
      30    Winn-Dixie Stores, Inc. ..........................         472
     *64    Yum! Brands, Inc. ................................       1,865
                                                                ----------

                                                                   160,963
                                                                ----------

            RUBBER & PLASTICS PRODUCTS -- 0.3%
      16    Cooper Tire & Rubber Co. .........................         322
      35    Goodyear Tire & Rubber Co. (The)..................         657
      58    NIKE, Inc., Class B...............................       3,096
     *13    Reebok International Ltd. ........................         377
     *18    Sealed Air Corp. .................................         722
      12    Tupperware Corp. .................................         260
                                                                ----------

                                                                     5,434
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            SOFTWARE & SERVICES -- 6.5%
    *957    AOL Time Warner, Inc. ............................  $   14,073
      51    Adobe Systems, Inc. ..............................       1,468
      25    Autodesk, Inc. ...................................         327
     133    Automatic Data Processing, Inc. ..................       5,802
     *52    BMC Software, Inc. ...............................         868
     *39    Citrix Systems, Inc. .............................         237
     124    Computer Associates International, Inc. ..........       1,975
     *37    Computer Sciences Corp. ..........................       1,755
     *80    Compuware Corp. ..................................         488
      14    Deluxe Corp. .....................................         535
     103    Electronic Data Systems Corp. ....................       3,823
     164    First Data Corp. .................................       6,112
     *41    Fiserv, Inc. .....................................       1,511
      62    IMS Health, Inc. .................................       1,117
     *46    Intuit, Inc. .....................................       2,262
     *18    Mercury Interactive Corp. ........................         413
  *1,164    Microsoft Corp. ..................................      63,643
     *21    NCR Corp. ........................................         734
     *78    Novell, Inc. .....................................         251
  *1,180    Oracle Corp. .....................................      11,172
     *56    Parametric Technology Corp. ......................         193
     *67    PeopleSoft, Inc. .................................         995
     *42    Rational Software Corp. ..........................         344
    *102    Siebel Systems, Inc. .............................       1,450
    *697    Sun Microsystems, Inc. ...........................       3,494
     *69    Unisys Corp. .....................................         624
     *88    VERITAS Software Corp. ...........................       1,739
    *128    Yahoo!, Inc. .....................................       1,895
                                                                ----------
                                                                   129,300
                                                                ----------

            TRANSPORTATION -- 3.4%
     *33    AMR Corp. ........................................         565
     180    Boeing Co. (The)..................................       8,110
     *19    Brunswick Corp. ..................................         543
      82    Burlington Northern Santa Fe Corp. ...............       2,472
      46    CSX Corp. ........................................       1,602
     126    Carnival Corp., Class A...........................       3,489
      32    Dana Corp. .......................................         595
     121    Delphi Automotive Systems Corp. ..................       1,594
      27    Delta Air Lines, Inc. ............................         531
      64    FedEx Corp. ......................................       3,426
     389    Ford Motor Co. ...................................       6,231
      43    General Dynamics Corp. ...........................       4,610
     121    General Motors Corp. .............................       6,441
      38    Genuine Parts Co. ................................       1,311
      22    Goodrich Corp. ...................................         600
      65    Harley-Davidson, Inc. ............................       3,333
     176    Honeywell International, Inc. ....................       6,188
     *13    Navistar International Corp. .....................         417
      83    Norfolk Southern Corp. ...........................       1,948
      24    Northrop Grumman Corp. ...........................       3,028
      25    PACCAR, Inc. .....................................       1,107
     *31    Sabre Holdings Corp. .............................       1,115
     166    Southwest Airlines Co. ...........................       2,679
      27    TRW, Inc. ........................................       1,561
      30    Textron, Inc. ....................................       1,411
      54    Union Pacific Corp. ..............................       3,424
                                                                ----------
                                                                    68,331
                                                                ----------

            UTILITIES -- 3.2%
   *+115    AES Corp. (The)...................................         624
      27    Allegheny Energy, Inc. ...........................         695
     *43    Allied Waste Industries, Inc. ....................         408
      31    Ameren Corp. .....................................       1,335
      73    American Electric Power Co., Inc. ................       2,919
      29    CMS Energy Corp. .................................         319
    *+80    Calpine Corp. ....................................         566
      36    Cinergy Corp. ....................................       1,296
     *61    Citizens Communications Co. ......................         507
      46    Consolidated Edison, Inc. ........................       1,913

The accompanying notes are integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            UTILITIES -- (CONTINUED)
      35    Constellation Energy Group, Inc. .................  $    1,038
      35    DTE Energy Co. ...................................       1,548
      59    Dominion Resources, Inc. .........................       3,935
     178    Duke Energy Corp. ................................       5,545
      78    Dynegy Inc., Class A..............................         560
     *70    Edison International..............................       1,194
     123    El Paso Corp. ....................................       2,527
      48    Entergy Corp. ....................................       2,050
      69    Exelon Corp. .....................................       3,618
      38    FPL Group, Inc. ..................................       2,267
      64    FirstEnergy Corp. ................................       2,133
      30    KeySpan Corp. ....................................       1,141
      26    Kinder Morgan, Inc. ..............................       1,000
     *87    Mirant Corp. .....................................         632
      10    NICOR, Inc. ......................................         437
      45    NiSource, Inc. ...................................         976
     *84    PG&E Corp. .......................................       1,500
      32    PPL Corp. ........................................       1,049
       8    Peoples Energy Corp. .............................         278
      18    Pinnacle West Capital Corp. ......................         718
      47    Progress Energy, Inc. ............................       2,470
     *24    Progress Energy, Inc. ............................           7
      44    Public Service Enterprise Group, Inc. ............       1,923
      65    Reliant Energy, Inc. .............................       1,104
      44    Sempra Energy.....................................         977
     151    Southern Co. (The)................................       4,146
      33    TECO Energy Inc. .................................         819
      57    TXU Corp. ........................................       2,950
    *133    Waste Management, Inc. ...........................       3,460
     111    Williams Cos., Inc. (The).........................         666
      85    Xcel Energy, Inc. ................................       1,421
                                                                    64,671
                                                                ----------

            Total common stocks...............................  $1,953,399
                                                                ==========

PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 0.1%
            REPURCHASE AGREEMENT -- 0.1%
 $ 1,214    Joint Repurchase Agreement
              (See Note 2(d))
              1.905% due 07/01/02.............................  $    1,214
                                                                ----------

            U.S. TREASURY BILLS -- 0.0%
     300    1.68% due 09/19/02................................         299
     275    1.68% due 09/19/02................................         274
      25    1.68% due 09/19/02................................          25
     675    1.69% due 09/19/02................................         672
                                                                ----------

                                                                     1,270
                                                                ----------

            Total short-term securities.......................  $    2,484
                                                                ==========


DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $1,968,213).............   99.2%  $1,953,399
Total short-term securities (cost $2,484).........    0.1        2,484
                                                    -----   ----------

Total investment in securities
  (total cost $1,970,697).........................   99.3    1,955,883
Cash, receivables and other assets................    1.0       17,871
Securities lending collateral
  (See Note 2(i)).................................    0.4        7,392
Payable for Fund shares redeemed..................   (0.3)      (5,167)
Securities lending collateral payable to
  brokers (See Note 2(i)).........................   (0.4)      (7,392)
Other liabilities.................................   (0.0)        (177)
                                                    -----   ----------

Net assets........................................  100.0%  $1,968,410
                                                    =====   ==========


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value 0.10 per share; 2,000,000
  shares authorized; 742,257 shares outstanding...  $   74,226
Capital surplus...................................   1,905,432
Accumulated undistributed net investment income...      10,459
Accumulated undistributed net realized loss
  on investments..................................      (7,070)
Unrealized depreciation of investments............     (14,814)
Unrealized appreciation of futures contracts++....         177
                                                    ----------

Net assets........................................  $1,968,410
                                                    ==========


Class IA
  Net asset value per share ($1,914,534 / 721,881
    shares outstanding) (1,500,000 shares
    authorized)....................................  $2.65
                                                     =====
Class IB
  Net asset value per share ($53,876 / 20,376
    shares outstanding) (500,000 shares
    authorized)....................................  $2.64
                                                     =====

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of June 30, 2002. (See
       Note 2(i))

   ++ The Fund had 81 Standard & Poor's 500 September 2002 Futures contracts open as of June 30, 2002. These contracts had a value of $20,050 as of June 30, 2002 and were collateralized by various U.S. Treasury Bills with a market value of $1,270.

The accompanying notes are integral part of this financial statement.

 HARTFORD INDEX HLS FUND, INC.

 STATEMENT OF OPERATIONS
 FOR THE PERIOD ENDED JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 HARTFORD
                                                                  INDEX
                                                              HLS FUND, INC.
                                                              --------------
INVESTMENT INCOME:
  Dividends.................................................    $  14,725
  Interest..................................................          196
  Securities lending........................................           53
  Less: Foreign tax withheld................................          (85)
                                                                ---------
    Total investment income, net............................       14,889
                                                                ---------
EXPENSES:
  Investment advisory fees..................................        2,019
  Administrative services fees..............................        2,019
  Accounting services.......................................          202
  Custodian fees, gross.....................................           13
  Board of Directors fees...................................            6
  Distribution Fees -- Class IB.............................           65
  Other expenses............................................          118
                                                                ---------
    Total expenses, (before waivers)........................        4,442
  Distribution Fees -- Class IB waived......................           12
                                                                ---------
    Total expenses net......................................        4,430
                                                                ---------
  Net investment income.....................................       10,459
                                                                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on security transactions................          938
  Net realized loss on futures contracts....................       (2,601)
  Net realized gain on foreign currency transactions........            5
  Net unrealized depreciation of investments................     (300,958)
  Net unrealized appreciation of futures contracts..........          101
                                                                ---------
  Net realized and unrealized loss on investments...........     (302,515)
                                                                ---------
  Net decrease in net assets resulting from operations......    $(292,056)
                                                                =========

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND, INC.

 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE PERIOD ENDED JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 HARTFORD
                                                                  INDEX
                                                              HLS FUND, INC.
                                                              --------------
OPERATIONS:
  Net investment income.....................................    $   10,459
  Net realized loss on investments..........................        (1,658)
  Net unrealized depreciation of investments................      (300,857)
                                                                ----------
  Net decrease in net assets resulting from operations......      (292,056)
                                                                ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................        (1,256)
    Class IB................................................           (31)
  From net realized gain on investments
    Class IA................................................       (71,573)
    Class IB................................................        (2,010)
                                                                ----------
    Total distributions.....................................       (74,870)
                                                                ----------
CAPITAL SHARE TRANSACTIONS:
    Class IA................................................       295,125
    Class IB................................................        17,794
                                                                ----------
  Net increase from capital share transactions..............       312,919
                                                                ----------
  Net decrease in net assets................................       (54,007)
NET ASSETS:
  Beginning of period.......................................     2,022,417
                                                                ----------
  End of period.............................................    $1,968,410
                                                                ==========
  Accumulated undistributed net investment income...........    $   10,912
                                                                ==========

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND, INC.

 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE PERIOD ENDED DECEMBER 31, 2001
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 HARTFORD
                                                                  INDEX
                                                              HLS FUND, INC.
                                                              --------------
OPERATIONS:
  Net investment income.....................................    $   19,333
  Net realized gain on investments..........................        70,275
  Net unrealized depreciation of investments................      (391,557)
                                                                ----------
  Net decrease in net assets resulting from operations......      (301,949)
                                                                ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................       (17,644)
    Class IB................................................          (356)
  From net realized gain on investments
    Class IA................................................       (37,072)
    Class IB................................................          (573)
                                                                ----------
    Total distributions.....................................       (55,645)
                                                                ----------
CAPITAL SHARE TRANSACTIONS:
    Class IA................................................       (57,388)
    Class IB................................................        34,127
                                                                ----------
  Net decrease from capital share transactions..............       (23,261)
                                                                ----------
  Net decrease in net assets................................      (380,855)
NET ASSETS:
  Beginning of period.......................................     2,403,272
                                                                ----------
  End of period.............................................    $2,022,417
                                                                ==========
  Accumulated undistributed net investment income...........    $    1,287
                                                                ==========

The accompanying notes are an integral part of this financial statement.

 HARTFORD INDEX HLS FUND, INC.

 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 2002 (UNAUDITED)
 ($000'S OMITTED)
--------------------------------------------------------------------------------

1.   ORGANIZATION:

     Hartford Index HLS Fund, Inc. (The Fund) is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund is a component of The Hartford HLS Mutual Funds (the "Mutual Funds").

     The Fund serves as the underlying investment vehicle for certain variable annuity and variable life insurance separate account contracts of Fortis Benefits Insurance Company and First Fortis Life Insurance Company (collectively, The Company). The Fund's investment objective is to seek to provide investment results, which approximate the price and yield performance of publicly traded common stocks in the Standard & Poor's 500 Composite Stock Price Index.

     The Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with rule 12b-1 of the Investment Company Act of 1940, as amended.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions -- Security transactions are recorded on the trade date (the day the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

     b) Security Valuation -- Equity securities are valued at the last sales price reported on principal securities exchanges on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded as of the close of business on the day the securities are being valued. If no sale occurred on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of each business day. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at their fair values under the direction of the Funds' Board of Directors.

         Short-term investments purchased with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

     c) Foreign Currency Transactions -- The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

         The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

         Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates

     d) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a

 HARTFORD INDEX HLS FUND, INC.

 DECEMBER 31, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security(ies), including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are handled through the Fund's custodian, State Street Bank.

         The Fund, together with other investment management companies having investment advisory agreements with The Hartford Investment Management Company (HIMCO) has an interest in a $405,658 joint repurchase agreement dated 06/28/02 with State Street Bank, 1.905% due 07/01/02. This joint repurchase agreement is collateralized by $305,706 U.S. Treasury Bonds 6.25% - 13.25% due 05/15/14 - 08/15/23, U.S. Treasury
         Notes 5.75% due 11/15/05 and $50,008 U.S. Treasury Bills 0.00% due 11/29/02. The maturity amount for the Fund is $1,214.

     e) Joint Trading Account -- Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by HIMCO. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments. As of June 30, 2002, there are no joint trading accounts.

     f) Futures, Options on Futures and Options Transactions -- A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Fund enters into such a contract, it is required to deposit with it's custodian an amount of "initial margin" of cash or U.S. Treasury bills. Subsequent payments, called maintenance margin, to and from the broker-dealer, are made on a daily basis as the price of the underlying debt security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Fund. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. The variation margin on futures contracts is included in cash, receivables and other assets as applicable, in the Fund's Statement of Net Assets.

         At any time prior to the expiration of the futures contract, the Fund may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a gain or loss.

         The use of a futures contract involves elements of market and counter party risk, which may exceed the amounts recognized in the Statements of Net Assets. Change in the value of the futures contract may decrease the effectiveness of the Fund's strategies and potentially result in loss.

         The premium paid by the Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets and subsequently "marked-to-market" to reflect the current market value of the option purchased as of the end of the reporting period. If an option, which the Fund has purchased, expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

         The Fund may write covered options. "Covered" means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date of the covered option at an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market

--------------------------------------------------------------------------------

         value of the option securities or currencies. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. The Fund had no option activity for the six months ended June 30, 2002.

     g) Indexed Securities -- The Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Fund uses these securities to increase or decrease it's exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities are shown at market value in the Statement of Net Assets, if applicable. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

     h) Securities Lending -- The Fund may lend it's securities to certain qualified brokers who pay the Fund's negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the borrower of the securities fail financially. As of June 30, 2002, the market value of the securities loaned was $6,973 and the market value of the collateral was $7,392.

     i) Federal Income Taxes -- For federal income tax purposes, the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

     j) Fund Share Valuation and Distributions to Shareholders -- Orders for the Funds' shares are executed in accordance with the investment instructions of the contract holders. Dividend income is accrued as of the ex-dividend date. Interest income and expenses are accrued on a daily basis. The net asset value of the Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). Orders for the purchase of the Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

         Dividends are declared by the Funds' Board of Directors based upon the investment performance of the Fund. The policy of the fund is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

         Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, partnerships, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions result in reclassifications to capital accounts.

     k) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

     l) Illiquid Securities -- The Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine the Fund's net asset value per share. The Fund may also purchase certain restricted securities, which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors. As of June 30, 2002, the Fund did not hold any illiquid securities.

 HARTFORD INDEX HLS FUND, INC.

 DECEMBER 31, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

3.   EXPENSES:

     a) Investment Management and Advisory Agreements -- HL Investment Advisors, LLC (HL Advisors) an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to the Fund pursuant to investment management agreements approved by the Fund's Board of Directors and shareholders. The rate of compensation paid to HL Advisors for services rendered was 0.20% per annum based on the average daily net assets of the Fund.

         Pursuant to investment services agreements between HL Advisors and HIMCO, HIMCO provides the day-to-day investment management services to the Fund. HIMCO is a wholly-owned subsidiary of The Hartford. HIMCO determines the purchase and sale of portfolio securities and places such orders for execution in the name of the Fund. In conjunction with their investment activity, HIMCO regularly furnishes reports to the Fund's Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Fund.

     b) Administrative Services Agreement -- Under the Administrative Services Agreement between Hartford Life Insurance Company (HL) and the Fund, HL provides administrative services to the Fund and receives monthly compensation at the annual rate of 0.20% of the Fund's average daily net assets. The Fund assumes and pays certain other expenses (including, but not limited to, accounting, custody, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HL or any other related company.

     c) Operating Expenses -- Allocable expenses of the Fund are charged to the Fund based on the ratio of the net assets of the Fund to the combined net assets of the Mutual Funds. Non-allocable expenses are charged to the Fund based on specific identification.

     d) Expense Offset -- The Fund has entered into certain expense offset arrangements with the Custodian Bank. The amount of the Fund's expense reductions is shown on the accompanying Statement of Operations as Custodian fees expense offset.

     e) Distribution Plan for Class IB shares -- The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

         Although the Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Board of Directors waived 0.07% of this fee until April 30, 2002. Beginning May 1, 2002 the full 0.25% was charged. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

4.   INVESTMENT TRANSACTIONS:

     For the six months ended June 30, 2002, the Fund's aggregate purchases amounted to a cost of $353,053, and the sale of investment securities amounted to proceeds of $83,173.

5.   RECLASSIFICATION OF CAPITAL ACCOUNTS:

     In accordance with AICPA Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Fund has recorded reclassification in it's capital account. This reclassification had no impact on the net asset value per share of the Fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of December 31, 2001, the Fund recorded a reclassification of $22 to accumulated undistributed net investment income, a reclassification of $(20) to accumulated undistributed net realized loss on investments and a reclassification of $(2) to capital surplus.

--------------------------------------------------------------------------------

6.   DISTRIBUTIONS TO SHAREHOLDERS:

     The tax character of distributions paid by the Fund during 2001 was $18,000 from ordinary income and $37,645 from long-term capital gains. As of December 31, 2001, the Fund's components of distributable earnings on a tax basis were undistributed ordinary income of $1,349, undistributed long-term capital gain of $73,521, and undistributed unrealized appreciation of $280,808.

7.   CAPITAL SHARE TRANSACTIONS:

     The following information is for the six months ended June 30, 2002:

                                                                            CLASS IA             CLASS IB
                                                                      --------------------   ----------------
                                                                       SHARES     AMOUNT     SHARES   AMOUNT
                                                                      --------   ---------   ------   -------
        HARTFORD INDEX HLS FUND, INC.
        Shares sold.................................................   134,445   $ 405,807    6,221   $19,029
        Shares issued on reinvestment of distributions..............    27,436      72,829      771     2,040
        Shares redeemed.............................................   (61,223)   (183,511)  (1,120)   (3,275)
                                                                      --------   ---------   ------   -------
        Net Increase (Decrease).....................................   100,658   $ 295,125    5,872   $17,794
                                                                      ========   =========   ======   =======

     The following information is for the year ended December 31, 2001:

                                                                            CLASS IA             CLASS IB
                                                                      --------------------   ----------------
                                                                       SHARES     AMOUNT     SHARES   AMOUNT
                                                                      --------   ---------   ------   -------
        HARTFORD INDEX HLS FUND, INC.
        Shares sold.................................................    78,117   $ 263,472   11,138   $37,412
        Shares issued on reinvestment of distributions..............    16,484      54,716      281       929
        Shares redeemed.............................................  (114,232)   (375,576)  (1,289)   (4,214)
                                                                      --------   ---------   ------   -------
        Net Increase (Decrease).....................................   (19,631)  $ (57,388)  10,130   $34,127
                                                                      ========   =========   ======   =======

8.   LINE OF CREDIT:

     The Fund participates in a $550,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized. During the six months ended June 30, 2002, the Fund did not have any borrowings under this facility.

9.   HARTFORD LIFE ACQUISITION:

     On April 2, 2001, Hartford Life and Accident Insurance Company ("Hartford Life") acquired Fortis Advisers, Inc. ("Fortis Advisers") and its subsidiaries, including Fortis Investors, Inc. ("Fortis Investors"). Hartford Life is a subsidiary of The Hartford Financial Services Group ("The Hartford"), a publicly held company.

10. FUND MERGER

     REORGANIZATION OF FORTIS S&P 500 INDEX SERIES (A SERIES OF HARTFORD HLS SERIES FUND II, INC.). At a special meeting of shareholders, held on April 29, 2002, shareholders of Fortis S&P 500 Index Series (the "Fund") approved a proposed Agreement and Plan of Reorganization between Hartford HLS Series II Fund, Inc. and the Hartford HLS Mutual Funds (the "Plan"). The final shareholder voting results for the Fund were 16,736 shares voted for, 571 shares voted against and 1,177 shares abstained.

     Under the terms of the Plan, and pursuant to the approval by shareholders of the Fund, the assets of the Fund were acquired by the Hartford Index HLS Fund, Inc. on April 30, 2002. The Hartford Index HLS Fund, Inc. acquired the Fund's assets in exchange for the Hartford Index HLS Fund, Inc.'s shares, which were distributed pro rata by the Fund

 HARTFORD INDEX HLS FUND, INC.

 DECEMBER 31, 2001 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

     to the holders of its shares on April 30, 2002, in complete liquidation of the Fund. The merger was effective with the close of business of on April 30, 2002.

     The merger was accomplished by a tax free exchange as detailed below:

        HARTFORD INDEX HLS FUND, INC.                                 CLASS IA    CLASS IB
        -----------------------------                                 ---------   --------
        Net assets of Fortis S&P 500 on April 30, 2002..............    293,220        --
        Fortis S&P 500 shares exchanged.............................     19,110        --
        Hartford Index shares issued................................     97,998        --
        Net assets of Hartford Index immediately before the
          merger....................................................  1,846,941    54,976
        Net assets of Hartford Index immediately after the merger...  2,140,161    54,976

     The Fortis S&P Series had capital stock of $293,220.

11. CHANGE IN INDEPENDENT AUDITORS:

     On April 30, 2002, Ernst & Young LLP replaced Arthur Andersen LLP as independent auditors of the Hartford Index HLS Fund, Inc. The reports of Arthur Andersen LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In connection with its audits for the two most recent fiscal years and through April 30, 2002, there have been no disagreements with Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused them to make reference thereto in their report on the financial statements for such years.

 HARTFORD INDEX HLS FUND, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                -- SELECTED PER-SHARE DATA (3) --
                              ---------------------------------------------------------------------------------------------------
                                                               NET REALIZED
                                                                   AND                                              DISTRIBUTIONS
                              NET ASSET                         UNREALIZED          TOTAL          DIVIDENDS            FROM
                              VALUE AT           NET               GAIN              FROM           FROM NET        NET REALIZED
                              BEGINNING       INVESTMENT        (LOSS) ON         INVESTMENT       INVESTMENT         GAINS ON
                              OF PERIOD         INCOME         INVESTMENTS        OPERATIONS         INCOME          INVESTMENTS
                              ---------       ----------       ------------       ----------       ----------       -------------
HARTFORD INDEX HLS FUND,
 INC.
   For the Six Months Ended
     June 30, 2002
     (Unaudited)
   Class IA.................    3.180            0.015            (0.438)           (0.423)          (0.002)            (0.103)
   Class IB.................    3.180            0.016            (0.447)           (0.431)          (0.002)            (0.103)
   For the Year Ended
     December 31, 2001
   Class IA.................    3.725            0.031            (0.488)           (0.457)          (0.029)            (0.059)
   Class IB.................    3.720            0.030            (0.486)           (0.456)          (0.025)            (0.059)
   For the Year Ended
     December 31, 2000
   Class IA.................    4.189            0.030            (0.424)           (0.394)          (0.031)            (0.039)
   Class IB.................    4.189            0.037            (0.439)           (0.402)          (0.028)            (0.039)
   For the Year Ended
     December 31, 1999
   Class IA.................    3.570            0.034             0.685             0.719           (0.040)            (0.060)
   From inception November
     9, 1999 through
     December 31, 1999
   Class IB.................    3.922            0.004             0.298             0.302           (0.032)            (0.003)
   For the Year Ended
     December 31
   1998.....................    2.878            0.032             0.759             0.791           (0.027)            (0.072)
   1997.....................    2.382            0.035             0.692             0.727           (0.035)            (0.196)

---------------
(1) Annualized.
(2) Not annualized.
(3) Information presented relates to a share of capital stock outstanding for the indicated period.
(4) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

--------------------------------------------------------------------------------

                                                   -- RATIOS AND SUPPLEMENTAL DATA --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  RATIO OF     RATIO OF     RATIO OF
                                                                                  EXPENSES     EXPENSES       NET
                                       NET ASSET                 NET ASSETS      TO AVERAGE   TO AVERAGE   INVESTMENT
                      NET INCREASE     VALUE AT                   AT END OF      NET ASSETS   NET ASSETS     INCOME       PORTFOLIO
        TOTAL        (DECREASE) IN        END       TOTAL          PERIOD          AFTER        BEFORE     TO AVERAGE     TURNOVER
    DISTRIBUTIONS   NET ASSETS VALUE   OF PERIOD    RETURN     (000'S OMITTED)    WAIVERS      WAIVERS     NET ASSETS     RATE (4)
    -------------   ----------------   ---------   --------    ---------------   ----------   ----------   ----------     ---------
        (0.105)          (0.528)         2.652      (13.36)       1,914,534         0.43(1)      0.43(1)      1.04(1)         4
        (0.105)          (0.536)         2.644      (13.45)          53,876         0.64(1)      0.68(1)      0.84(1)         4
        (0.088)          (0.545)         3.180      (12.31)       1,976,361         0.43         0.43         0.91            5
        (0.084)          (0.540)         3.180      (12.47)          46,056         0.61         0.68         0.73            5
        (0.070)          (0.464)         3.725       (9.50)       2,387,000         0.43         0.43         0.75            7
        (0.067)          (0.469)         3.720       (9.66)          16,272         0.61         0.68         0.57            7
        (0.100)           0.619          4.189       20.49        2,581,436         0.43         0.43         0.95            3
        (0.035)           0.267          4.189        7.73(2)            11         0.61(1)      0.68(1)      0.77(1)         3
        (0.099)           0.692          3.570       28.06        1,846,117         0.40         0.40         1.21            5
        (0.231)           0.496          2.878       32.61        1,123,455         0.39         0.39         1.52            6

See Notes to Financial Statements.

 HARTFORD INDEX HLS FUND, INC.

 BOARD OF DIRECTORS AND OFFICER INFORMATION
--------------------------------------------------------------------------------

The Board of Directors ("Board") is responsible for overall management of the Fund. The Board may exercise all powers of the Fund, except those powers which are conferred solely upon or reserved to the shareholders. The Fund's Statement of Additional Information (SAI) includes additional information about the Board and is available without charge, upon request, by calling 1-800-862-6668. The following table provides information about the members of the Board, as well as, officers of the Fund.

NON-INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                              TERM OF                                            PORTFOLIOS IN
                            POSITION HELD   OFFICE* AND                                          FUND COMPLEX          OTHER
                              WITH THE       LENGTH OF          PRINCIPAL OCCUPATION(S)           OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY      TIME SERVED           DURING PAST 5 YEARS              DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
WINIFRED ELLEN COLEMAN        Director      Since 1995   Ms. Coleman has served as President of       48        Ms. Coleman is a
(age 69)                                                 Saint Joseph College since 1991 and                    Director of LeMoyne
c/o Hartford Mutual Funds                                President of Cashel House, Ltd.                        College, St. Francis
P.O. Box 2999                                            (retail) since 1985.                                   Hospital and
Hartford, CT 06104-2999                                                                                         Connecticut Higher
                                                                                                                Education Student
                                                                                                                Loan Administration.
------------------------------------------------------------------------------------------------------------------------------------
DUANE E. HILL                 Director      Since 2001   Mr. Hill is Partner Emeritus and a           48        None
(age 56)                                                 founding partner of TSG Capital Group,
c/o Hartford Mutual Funds                                a private equity investment firm that
P.O. Box 2999                                            serves as sponsor and lead investor in
Hartford, CT 06104-2999                                  leveraged buyouts of middle market
                                                         companies. Mr. Hill is also a Partner
                                                         of TSG Ventures L.P., a private equity
                                                         investment company that invests
                                                         primarily in minority-owned small
                                                         businesses. Mr. Hill currently serves
                                                         as Chairman of the City of Stamford,
                                                         CT Planning Board and a director of
                                                         the Stamford Cultural Development
                                                         Corporation.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM ATCHISON O'NEILL      Director      Since 1992   The Honorable William A. O'Neill             48        None
(age 71)                                                 served as Governor of the State of
c/o Hartford Mutual Funds                                Connecticut from 1980 until 1991. He
P.O. Box 2999                                            is presently retired.
Hartford, CT 06104-2999
------------------------------------------------------------------------------------------------------------------------------------
MILLARD HANDLEY PRYOR, JR.    Director      Since 1977   Mr. Pryor has served as Managing             48        Mr. Pryor is a
(age 68)                                                 Director of Pryor & Clark Company                      Director of Pryor &
c/o Hartford Mutual Funds                                (real estate investment), Hartford,                    Clark Company,
P.O. Box 2999                                            Connecticut, since June, 1992.                         Corcap, Inc.
Hartford, CT 06104-2999                                                                                         (inactive
                                                                                                                corporation),
                                                                                                                Hoosier Magnetics,
                                                                                                                Inc. (manufacturer
                                                                                                                of magnetic ferrite
                                                                                                                materials), Infodata
                                                                                                                Systems, Inc.
                                                                                                                (software company)
                                                                                                                and CompuDyne
                                                                                                                Corporation
                                                                                                                (security products
                                                                                                                and services).
------------------------------------------------------------------------------------------------------------------------------------
*Term of Office: Each director may serve until his or her successor is elected and qualifies.

See Notes to Financial Statements.

 HARTFORD INDEX HLS FUND, INC.

 BOARD OF DIRECTORS AND OFFICER INFORMATION
--------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                              TERM OF                                            PORTFOLIOS IN
                            POSITION HELD   OFFICE* AND                                          FUND COMPLEX          OTHER
                              WITH THE       LENGTH OF          PRINCIPAL OCCUPATION(S)           OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY      TIME SERVED           DURING PAST 5 YEARS              DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
JOHN KELLEY SPRINGER          Director      Since 1978   Mr. Springer currently serves as             48        Mr. Springer is a
(age 70)                                                 Chairman of Medspan, Inc. (health                      Director of Hartford
c/o Hartford Mutual Funds                                maintenance organization).                             Hospital, and CHS
P.O. Box 2999                                                                                                   Insurance Ltd.
Hartford, CT 06104-2999
------------------------------------------------------------------------------------------------------------------------------------

*Term of Office: Each director may serve until his or her successor is elected and qualifies.

 HARTFORD INDEX HLS FUND, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
LOWNDES ANDREW SMITH**      Director and     Since 1996   Mr. Smith served as Vice Chairman of       48        Mr. Smith is a
(age 62)                    Chairman                      Hartford Financial Services Group,                   Director of
c/o Hartford Mutual Funds                                 Inc. from February 1997 to January                   Connecticut
P.O. Box 2999                                             2002, as President and Chief                         Children's Medical
Hartford, CT 06104-2999                                   Executive Officer of Hartford Life,                  Center, American
                                                          Inc. from February 1997 to January                   Counsel of Life
                                                          2002, and as President and Chief                     Insurance, and
                                                          Operating Officer of The Hartford                    Insurance
                                                          Life Insurance Companies from                        Marketplace
                                                          January 1989 to January 2002.                        Standards
                                                                                                               Association.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID M. ZNAMIEROWSKI**     President and    Since 1999   Mr. Znamierowski currently serves as       71        None
(age 41)                    Director                      President of Hartford Investment
c/o Hartford Mutual Funds                                 Management Company ("HIMCO") and
P.O. Box 2999                                             Senior Vice President, Chief
Hartford, CT 06104-2999                                   Investment Officer and Director of
                                                          Investment Strategy for Hartford
                                                          Life, Inc. Mr. Znamierowski is also
                                                          a Managing Member and Senior Vice
                                                          President of Hartford Investment
                                                          Financial Services, LLC ("HIFSCO")
                                                          and HL Investment Advisors, LLC ("HL
                                                          Advisors").
-----------------------------------------------------------------------------------------------------------------------------------
BRUCE FERRIS                Vice President   Since 2002   Mr. Ferris serves as Vice President       N/A        N/A
(age 46)                                                  and a director of sales and
P.O. Box 2999                                             marketing in the Investment Products
Hartford, CT 06104-2999                                   Division of Hartford Life Insurance
                                                          Company.
-----------------------------------------------------------------------------------------------------------------------------------
RYAN JOHNSON                Vice President   Since 2002   Mr. Johnson has served as Vice            N/A        N/A
(age 41)                                                  President and a director of sales
P.O. Box 2999                                             and marketing in the Investment
Hartford, CT 06104-2999                                   Products Division of Hartford Life
                                                          Insurance Company since 1999.
                                                          Previously he was with Guardian
                                                          Insurance Company in New York, New
                                                          York.
-----------------------------------------------------------------------------------------------------------------------------------
STEPHEN T. JOYCE            Vice President   Since 2000   Mr. Joyce currently serves as Senior      N/A        N/A
(age 42)                                                  Vice President and director of
c/o Hartford Mutual Funds                                 investment products management for
P.O. Box 2999                                             Hartford Life Insurance Company.
Hartford, CT 06104-2999                                   Previously he served as Vice
                                                          President (1997-1999) and Assistant
                                                          Vice President (1994-1997) of
                                                          Hartford Life Insurance Company.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID N. LEVENSON           Vice President   Since 2000   Mr. Levenson serves as Senior Vice        N/A        N/A
(age 35)                                                  President of Hartford Life Insurance
c/o Hartford Mutual Funds                                 Company and is responsible for the
P.O. Box 2999                                             Company's mutual funds line of
Hartford, CT 06104-2999                                   business and its corporate
                                                          retirement plans line of business.
                                                          Mr. Levenson joined The Hartford in
                                                          1995. Mr. Levenson is also a senior
                                                          vice president of HIFSCO.
-----------------------------------------------------------------------------------------------------------------------------------

 HARTFORD INDEX HLS FUND, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
THOMAS MICHAEL MARRA        Vice President   Since 1996   Mr. Marra is President and Chief          N/A        N/A
(age 43)                                                  Operating Officer of Hartford Life,
c/o Hartford Mutual Funds                                 Inc. He is also a member of the
P.O. Box 2999                                             Board of Directors and a member of
Hartford, CT 06104-2999                                   the Office of the Chairman for The
                                                          Hartford Financial Services Group,
                                                          Inc., the parent company of Hartford
                                                          Life. Named President of Hartford
                                                          Life in 2001 and COO in 2000, Mr.
                                                          Marra served as Executive Vice
                                                          President and Director of Hartford
                                                          Life's Investment Products Division
                                                          from 1998 to 2000. He was head of
                                                          the company's Individual Life and
                                                          Annuities Division from 1994 to 1998
                                                          after being promoted to Senior Vice
                                                          President in 1994 and to Executive
                                                          Vice President in 1996. From 1990 to
                                                          1994, Mr. Marra was Vice President
                                                          and Director of Individual
                                                          Annuities. Mr. Marra is also a
                                                          Managing Member and Executive Vice
                                                          President of HIFSCO and HL Advisors.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN C. WALTERS             Vice President   Since 2000   Mr. Walters serves as Executive Vice      N/A        N/A
(age 39)                                                  President and Director of the
c/o Hartford Mutual Funds                                 Investment Products Division of
P.O. Box 2999                                             Hartford Life Insurance Company.
Hartford, CT 06104-2999                                   Previously Mr. Walters was with
                                                          First Union Securities. Mr. Walters
                                                          is also a Managing Member and
                                                          Executive Vice President of HIFSCO
                                                          and HL Advisors.
-----------------------------------------------------------------------------------------------------------------------------------
TAMARA L. FAGELY            Vice             Since 2002   Ms. Fagely has been Vice President        N/A        N/A
(age 43)                    President,                    of Hartford Administrative Services
500 Bielenberg Drive        Assistant                     Company ("HASCO") since 1998. Prior
Woodbury, MN 55125          Controller and                to 1998, she was Second Vice
                            Assistant                     President of HASCO. She also has
                            Treasurer                     served as Assistant Vice President
                                                          of Hartford Life Insurance Company
                                                          since December 2001.
-----------------------------------------------------------------------------------------------------------------------------------
GEORGE RICHARD JAY          Vice             Since 1996   Mr. Jay has served as Secretary and       N/A        N/A
(age 49)                    President,                    Director, Life and Equity Accounting
c/o Hartford Mutual Funds   Controller and                and Financial Control, of Hartford
P.O. Box 2999               Treasurer                     Life Insurance Company since 1987.
Hartford, CT 06104-2999
-----------------------------------------------------------------------------------------------------------------------------------

 HARTFORD INDEX HLS FUND, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
KEVIN J. CARR               Vice President   Since 1996   Mr. Carr has served as Assistant          N/A        N/A
(age 47)                    and Secretary                 General Counsel since 1999, Counsel
c/o Hartford Mutual Funds                                 since November 1996 and Associate
P.O. Box 2999                                             Counsel since November 1995, of The
Hartford, CT 06104-2999                                   Hartford Financial Services Group,
                                                          Inc. Mr. Carr is also Counsel and
                                                          Assistant Secretary of HL Advisors
                                                          and HIFSCO and Assistant Secretary
                                                          of HIMCO.
-----------------------------------------------------------------------------------------------------------------------------------

 *Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

**"Interested person", as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of, HIFSCO or affiliated companies.

                                [HARTFORD LOGO]

                        PRIVACY POLICY AND PRACTICES OF
                  THE HARTFORD FINANCIAL SERVICES GROUP, INC.
                       AND ITS AFFILIATES (THE HARTFORD)

              APPLICABLE TO THE HARTFORD'S UNITED STATES CUSTOMERS

WE AT THE HARTFORD value your trust and are committed to the responsible management, use, and protection of personal information. When we refer to "you" we mean those individuals who have provided us with personal information in conjunction with inquiring about, applying for, or obtaining, a financial product or service from The Hartford to be used primarily for personal, family or household purposes. All financial service companies collect a certain amount of personal information to service customers and administer business. This notice describes our policy regarding the collection, disclosure, and protection of personal information.

PERSONAL INFORMATION, as used in this notice, means information that identifies an individual personally and is not otherwise available to the public. It includes PERSONAL FINANCIAL INFORMATION such as credit history, income, financial benefits, policy or claim information. It also includes PERSONAL HEALTH INFORMATION such as individual medical records or information about an illness, disability or injury.

We collect personal information to service your transactions with us and to support our business operations. We may obtain personal information directly from you, from your transactions with us, and from third parties such as a consumer reporting agency. Depending on the type of product or service you apply for or obtain from us, personal information such as name, address, income, payment history or credit history may be gathered from sources such as applications, transactions and consumer reports.

To serve you and administer our business, we may share certain personal financial information, only as permitted by law, with affiliates, such as our insurance companies, our banks, our employee agents, our brokerage firms, and our administrators.

We may also share personal information, only as permitted by law, with unaffiliated third parties, including independent agents, brokerage firms, insurance companies, administrators and service providers who help us serve you and administer our business. In addition, as permitted by law, we may share certain personal financial information with other unaffiliated third parties who assist us by performing services or functions, such as conducting surveys, marketing our products or services, or offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your personal information with anyone for purposes unrelated to The Hartford's business operations without offering you the opportunity to "opt-out" or "opt-in" as required by law.

We only disclose personal health information with your proper written authorization or as otherwise permitted or required by law.

Our employees have access to personal information in the course of doing their jobs, which includes underwriting policies, paying claims, developing new products or advising customers of our products and services.

We use manual and electronic security procedures to maintain the confidentiality and integrity of personal information in our possession and guard against its unauthorized access. Some techniques we employ to protect information include secured files, user authentication, encryption, firewall technology and the use of detection software.

We are responsible for identifying information that must be protected, providing an adequate level of protection for that data and granting access to protected data only to individuals who must use it in the performance of their job-related duties. Employees who violate our Privacy Policy will be subject to disciplinary action, which may include termination.

At the inception of our business relationship and annually after that, we will provide a copy of our current Privacy Policy to those individuals who have obtained our products or services and maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding personal information even when a business relationship no longer exists between us.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford:

First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; The Hartford Bank, FSB; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, Inc.; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Trumbull Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property & Casualty Ins. Co. of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.